Scudder
Cash
Investment
Trust

Semiannual Report
December 31, 1995

o A money market fund for investors seeking stability and liquidity of capital and current income.

o A pure no-load(TM) fund with no commissions to buy, sell, or exchange shares.

Shares of Scudder Cash Investment Trust are not insured or guaranteed by the U.S. Government. The Fund seeks to maintain a constant net asset value of $1.00 per share but there can be no assurance that the stable net asset value will be maintained.

This information must be preceded or accompanied by a current prospectus.

Portfolio changes should not be considered recommendations for action by individual investors.

65-6-26
MIS65S

SCUDDER CASH INVESTMENT TRUST

         TABLE OF CONTENTS

3    Letter from the Fund's President

4    Portfolio Management Discussion

     Your portfolio management team reviews the period's investing strategies, financial markets, and economic conditions

6    Investment Portfolio

     Itemized list of portfolio holdings

9    Financial Statements

12   Financial Highlights

13   Notes to Financial Statements

16   Tax Information

17   Officers and Trustees

18   Investment Products and Services

19   How to Contact Scudder

LETTER FROM THE FUND'S PRESIDENT

Dear Shareholders,

         U.S. stock and bond markets surged in 1995. Stocks increased dramatically as interest rates dropped and corporate profits grew. Bond prices rose significantly in response to falling interest rates and a favorable outlook for inflation, producing their third-best annual total return on record.

         Money market funds generally provided attractive returns during the semiannual period, despite falling interest rates that resulted in lower yields. As of December 31, 1995, for example, taxable money funds on average posted a 7-day yield of 5.15%. Money funds consistently attracted assets, ending the year at approximately $775 billion in total assets, up from $697 billion six months ago, according to IBC's Money Fund Report.

         Continued interest in money market investments stemmed partly from the fact that investors seeking the lower relative risk of money funds compared with stocks and bonds found yields that were generally more attractive than those available from bank savings accounts and certificates of deposit (of course, the funds are not insured or guaranteed by the U.S. government). In addition, money fund yields were well above the rate of inflation, which now stands at about 2%. We expect this situation to continue given our outlook for the same or a lower rate of inflation in 1996.

         While yields will continue to fluctuate with prevailing interest rates, Scudder Cash Investment Trust is designed to provide a relatively safe place for your short-term investment needs. In addition, the Fund seeks to maintain a constant $1.00 share price (although this cannot be guaranteed), and has done so since its inception in 1975. Please call a Scudder Investor Relations representative at 1-800-225-2470 if you have any questions. Thank you for choosing Scudder Cash Investment Trust to help meet your investment needs.

                                      Sincerely,

                                      /s/David S. Lee
                                      David S. Lee
                                      President,
                                      Scudder Cash Investment Trust

SCUDDER CASH INVESTMENT TRUST
PORTFOLIO MANAGEMENT DISCUSSION

Dear Shareholders,

         Scudder Cash Investment Trust posted a competitive 4.85% 7-day net annualized yield at the close of the semiannual period ended December 31, 1995. The Fund provided investors with $0.025 per share in income distributions, contributing to a 2.53% total return for the period. The Fund continues to emphasize quality money market investments, enabling it to maintain the highest quality rating (AAAm) from Standard & Poor's.

                 Challenges in a Falling Interest Rate Environment

         Money fund managers have some means of counteracting the effects of a declining interest-rate environment to help preserve money fund yields, including manipulation of a fund's average maturity. When interest rates fall, cash received from maturing investments generally must be reinvested at lower rates, causing yields of money market funds to decline. With the economy continuing to slow, the Federal Reserve may lower interest rates further. In view of this outlook, we extended the Fund's average maturity during the fiscal year to lock in current, higher yields. Scudder Cash Investment Trust's average maturity was 54 days at the close of the six-month fiscal period -- just slightly shorter than the 60-day limit allowable for a highest-quality rating from Standard & Poor's. By comparison, the Fund's average maturity was 30 days as of December 31, 1994. We expect that in the coming months Scudder Cash Investment Trust's average maturity will remain as close to the 60-day maximum as is necessary to capture higher yields.

                   Locating Attractive Yield Opportunities

         Corporate commercial paper offered the most attractive yields available during the period and remained a significant portion of the portfolio. These securities provide companies with short-term funds at a lower rate than loans offered by banks. Commercial paper made up approximately 55% of the portfolio at the end of the period.

         Floating rate notes (FRNs), 23% of the portfolio at the close of the period, currently offer less yield opportunity, and we are continuing to reduce the Fund's exposure to these instruments. Interest rates of these securities "float" above a particular index, typically providing higher yields than three-month Treasury bills and some commercial paper. However, these investments currently provide little more yield than the index above which they float. FRNs should again prove to be attractive investments when the spread widens between yields of long-term and short-term investments.

                             Looking Ahead

         With the economy moving at its current slow pace and inflation under control, Scudder Cash Investment Trust will continue to lean toward longer-term money market securities to help earn a competitive yield. Meanwhile, quality investments should help to provide a stable share price. Given these characteristics, we believe Scudder Cash Investment Trust remains an appropriate place for your short-term investment needs and can play an important role in your investment plan. Please call Scudder Investor Relations at 1-800-225-2470 if you have any questions about the Fund. PORTFOLIO MANAGEMENT DISCUSSION

Sincerely,

Your Portfolio Management Team

/s/Stephen L. Akers                 /s/Robert T. Neff
Stephen L. Akers                    Robert T. Neff

/s/Debra A. Hanson                  /s/K. Sue Cote
Debra A. Hanson                     K. Sue Cote

SCUDDER CASH INVESTMENT TRUST
INVESTMENT PORTFOLIO AS OF DECEMBER 31, 1995 (UNAUDITED)


                    % of      Principal                                                            Value ($)
                  Portfolio   Amount ($)                                                           (Note A)
-------------------------------------------------------------------------------------------------------------------
                    2.8%      REPURCHASE AGREEMENTS

                              30,000,000   Repurchase Agreement with Donaldson,
                                             Lufkin & Jenrette, dated 12/29/95 at 5.85%,
                                             to be repurchased at $30,019,500
                                             on 1/2/96, collateralized by a $26,699,000
                                             U.S. Treasury  Note, 8.875%, 2/15/99 . . . . . . . .     30,000,000

                              10,514,000   Repurchase Agreement with State Street Bank
                                             and Trust Company, dated 12/29/95 at 5.75%,
                                             to be repurchased at $10,520,717 on 1/2/96
                                             collateralized by a $10,515,000 U.S. Treasury
                                             Note, 7.625%, 4/30/96  . . . . . . . . . . . . . . .     10,514,000
                                                                                                  --------------

                                           TOTAL REPURCHASE AGREEMENTS
                                             (Cost $40,514,000)   . . . . . . . . . . . . . . . .     40,514,000
                                                                                                  --------------

                    55.4%     COMMERCIAL PAPER

CONSUMER STAPLES     2.0%

FOOD & BEVERAGE               19,000,000   Heinz (H.J.), 5.46%, 6/18/96 . . . . . . . . . . . . .     18,522,678
                              10,000,000   Sara Lee Corp., 5.7%, 1/16/96  . . . . . . . . . . . .      9,974,710
                                                                                                  --------------
                                                                                                      28,497,388
                                                                                                  --------------

HEALTH              1.3%

PHARMACEUTICALS               19,000,000   Warner-Lambert, 5.46%, 6/24/96 . . . . . . . . . . . .     18,505,831
                                                                                                  --------------
COMMUNICATIONS      1.7%

TELEPHONE/
COMMUNICATIONS                25,000,000   Ameritech Corp., 5.4%, 4/8/96  . . . . . . . . . . . .     24,634,250
                                                                                                  --------------
FINANCIAL          50.4%

BANKS               8.2%      35,000,000   ABN-AMRO N.A. Finance, 5.57%, 2/21/96  . . . . . . . .     34,720,427
                              40,000,000   Barclays U.S. Funding Corp., 5.05%, 1/8/96 . . . . . .     39,955,200
                              25,000,000   Deutsche Bank Financial Inc., 5.67%, 1/24/96 . . . . .     24,905,830
                              20,000,000   Deutsche Bank Financial Inc., 5.4%, 4/15/96  . . . . .     19,686,711
                                                                                                  --------------
                                                                                                     119,268,168
                                                                                                  --------------

INSURANCE           0.7%      10,000,000   Prudential Funding Corp., 5.17%, 9/23/96   . . . . . .      9,630,556
                                                                                                  --------------
BUSINESS FINANCE   10.2%      20,000,000   CIT Holdings Group, 5.57%, 2/9/96  . . . . . . . . . .     19,876,933
                              25,000,000   Ciesco L.P., 5.56%, 3/7/96   . . . . . . . . . . . . .     24,744,097
                              40,000,000   New Center Asset Trust, 5.44%, 1/17/96 . . . . . . . .     39,897,422
                              25,000,000   New Center Asset Trust, 5.67%, 1/26/96 . . . . . . . .     24,897,983


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  INVESTMENT PORTFOLIO


                    % of      Principal                                                            Value ($)
                  Portfolio   Amount ($)                                                           (Note A)
-------------------------------------------------------------------------------------------------------------------


                              22,000,000   Xerox Credit Corp., 5.67%, 1/19/96 . . . . . . . . . .     21,934,395
                              15,000,000   Xerox Credit Corp., 5.42%, 2/1/96  . . . . . . . . . .     14,928,054
                                                                                                  --------------
                                                                                                     146,278,884
                                                                                                  --------------

CONSUMER FINANCE   16.9%      40,000,000   AT&T Capital Corp., 5.56%, 3/8/96  . . . . . . . . . .     39,584,444
                              36,500,000   American Express Credit Corp., 5.56%, 3/6/96 . . . . .     36,131,958
                              20,000,000   Ford Credit Receivables Funding Inc.,
                                             5.63%, 2/7/96  . . . . . . . . . . . . . . . . . . .     19,881,775

                              50,000,000   Ford Credit Receivables Funding Inc.,
                                             5.771%, 2/6/96 . . . . . . . . . . . . . . . . . . .     50,007,433
                              25,000,000   General Electric Capital Corp., 5.72%, 2/16/96 . . . .     24,814,609
                              25,000,000   General Electric Capital Corp., 5.54%, 3/1/96  . . . .     24,767,500
                              15,000,000   General Electric Capital Corp., 5.41%, 4/23/96 . . . .     14,747,300
                              35,000,000   Pitney Bowes Credit Corp., 5.5%, 2/1/96  . . . . . . .     34,829,715
                                                                                                  --------------
                                                                                                     244,764,734
                                                                                                  --------------


OTHER FINANCIAL
COMPANIES           14.4%     20,000,000   American General Finance Corp., 5.7%, 1/16/96  . . . .     19,949,421
                              12,000,000   Associates Corp. of North America, 5.24%,
                                             1/12/96    . . . . . . . . . . . . . . . . . . . . .     11,979,063
                              40,000,000   Corporate Asset Funding Corp., 5.467%, 1/22/96   . . .     39,867,000
                              12,000,000   Dresdner U.S. Finance Corp., 5.7%, 1/16/96   . . . . .     11,969,652
                              30,000,000   Pitney Bowes Credit Corp., 2.85%, 1/2/96   . . . . . .     29,995,250
                              25,000,000   Preferred Receivables Funding Corp., 5.67%,
                                             1/25/96  . . . . . . . . . . . . . . . . . . . . . .     24,901,906
                              20,850,000   Preferred Receivables Funding Corp., 5.75%,
                                             1/30/96  . . . . . . . . . . . . . . . . . . . . . .     20,750,614
                              17,500,000   Transamerica Finance Corp., 5.16%, 1/12/96   . . . . .     17,469,949
                              20,000,000   Transamerica Finance Corp., 5.45%, 6/7/96  . . . . . .     19,530,067
                              12,000,000   Transamerica Finance Corp., 5.45%, 6/10/96   . . . . .     11,712,720
                                                                                                  --------------
                                                                                                     208,125,642
                                                                                                  --------------

                                             TOTAL COMMERCIAL PAPER (Cost $799,692,871) . . . . .    799,705,453
                                                                                                  --------------

                    1.8%      U.S. TREASURY OBLIGATIONS

                              25,000,000  U.S. Treasury Note, 6%, 6/30/96
                                             (Cost $25,026,875)   . . . . . . . . . . . . . . . .     25,026,875
                                                                                                  --------------
                   28.3%      U.S. GOVERNMENT AGENCY OBLIGATIONS

                              25,000,000  Federal Home Loan Bank, 6.105%, 5/17/96   . . . . . . .     25,066,500
                              25,000,000  Federal Home Loan Bank, 5.88%, 6/14/96  . . . . . . . .     25,058,500

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCUDDER CASH INVESTMENT TRUST


                    % of      Principal                                                            Value ($)
                  Portfolio   Amount ($)                                                           (Note A)
-------------------------------------------------------------------------------------------------------------------
                              25,000,000   Federal National Mortgage Association,
                                             6.48%, 3/27/96   . . . . . . . . . . . . . . . . . .     25,070,750
                              56,000,000   Federal National Mortgage Association,
                                             5.26%, 7/14/99*  . . . . . . . . . . . . . . . . . .     55,160,000
                             100,000,000   Student Loan Marketing Association, 5.27%,
                                             4/16/96*   . . . . . . . . . . . . . . . . . . . . .    100,145,000
                              50,000,000   Student Loan Marketing Association, 5.425%,
                                             11/27/96*  . . . . . . . . . . . . . . . . . . . . .     50,180,000
                              25,000,000   Student Loan Marketing Association 5.475%,
                                             2/14/97* . . . . . . . . . . . . . . . . . . . . . .     25,028,750
                              50,000,000   Student Loan Marketing Association 5.4%,
                                             10/30/97*  . . . . . . . . . . . . . . . . . . . . .     50,024,500
                              54,000,000   Student Loan Marketing Association, 5.26%,
                                             7/12/99*   . . . . . . . . . . . . . . . . . . . . .     53,325,000
                                                                                                  --------------
                                           TOTAL U.S. GOVERNMENT AGENCY OBLIGATIONS
                                             (Cost $410,079,027)  . . . . . . . . . . . . . . . .    409,059,000
                                                                                                  --------------

                    11.7%     MEDIUM-TERM AND SHORT-TERM NOTES

                              24,000,000   Advanta Credit Card, 5.87%, 11/30/98                       24,000,000
                               5,000,000   Associates Corp. of North America, 6.875%,
                                             1/15/97  . . . . . . . . . . . . . . . . . . . . . .      5,057,900
                              10,000,000  FCC National Bank Note, 5.46%, 3/28/96  . . . . . . . .     10,000,000
                              20,000,000  FCC National Bank Note, 5.8%, 10/10/96  . . . . . . . .     20,049,736
                               5,000,000  General Electric Capital Corp., 7.625%, 1/10/97 . . . .      5,110,550
                              25,000,000  National Bank of Detroit Note, 5.75%, 1/23/96 . . . . .     24,999,547
                              12,000,000  National Bank of Detroit Note, 5.85%, 6/5/96  . . . . .     12,016,080
                              10,000,000  Nationsbank of Texas, 5.55%, 11/8/96  . . . . . . . . .     10,008,793
                              50,000,000  U.S. National Bank of Oregon, 5.78%, 1/5/96 . . . . . .     49,999,997
                               8,000,000  Wachovia Corp., 6.3%, 7/15/96   . . . . . . . . . . . .      8,038,028
                                                                                                  --------------
                                          TOTAL MEDIUM-TERM AND SHORT-TERM NOTES
                                            (Cost $169,196,549)   . . . . . . . . . . . . . . . .    169,280,631
                                                                                                  --------------
----------------------------------------------------------------------------------------------------------------
                                          TOTAL INVESTMENT PORTFOLIO - 100.0%
                                            (Cost $1,444,509,322) (a)   . . . . . . . . . . . . .  1,443,585,959
                                                                                                  --------------
                                                                                                  --------------

     (a) The cost for federal income tax purposes was $1,444,509,322. At December31, 1995, net unrealized depreciation for all securities based on tax cost was $923,363. This consisted of aggregate gross unrealized appreciation for all securities in which there was an excess of market value over tax cost of $637,473 and aggregate gross unrealized depreciation for all securities in which there was an excess of tax cost over market value of $1,560,836.

     * Floating rate notes are securities whose yields vary with a designated market index or market rate, such as the coupon-equivalent of the Treasury bill rate. These securities are shown at their rate as of December 31, 1995.

       THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                                                  FINANCIAL STATEMENTS


        STATEMENT OF ASSETS AND LIABILITIES

DECEMBER 31, 1995 (UNAUDITED)
---------------------------------------------------------------------------------------------------
ASSETS

Investments, at value (identified cost $1,444,509,322)
     (Note A). . . . . . . . . . . . . . . . . . . . . . .                      $1,443,585,959
Cash . . . . . . . . . . . . . . . . . . . . . . . . . . .                           3,288,851
Receivables:
     Fund shares sold. . . . . . . . . . . . . . . . . . .                           7,097,739
     Interest. . . . . . . . . . . . . . . . . . . . . . .                           8,768,882
Other assets . . . . . . . . . . . . . . . . . . . . . . .                              23,949
                                                                                --------------
          Total assets . . . . . . . . . . . . . . . . . .                       1,462,765,380
LIABILITIES
Payables:
     Investments purchased . . . . . . . . . . . . . . . .      $15,222,566
     Fund shares redeemed. . . . . . . . . . . . . . . . .       11,824,269
     Dividends . . . . . . . . . . . . . . . . . . . . . .          320,021
     Accrued management fee (Note B) . . . . . . . . . . .          515,732
     Other accrued expenses (Note B) . . . . . . . . . . .          842,654
                                                               ------------
          Total liabilities  . . . . . . . . . . . . . . .                          28,725,242
                                                                                --------------
Net assets, at value . . . . . . . . . . . . . . . . . . .                      $1,434,040,138
                                                                                --------------
                                                                                --------------
NET ASSETS
Net assets consist of:

     Unrealized depreciation on investments  . . . . . . .                      $     (923,363)
     Shares of beneficial interest . . . . . . . . . . . .                          14,347,177
     Additional paid-in capital  . . . . . . . . . . . . .                       1,420,616,324
                                                                                --------------
Net assets, at value   . . . . . . . . . . . . . . . . . .                      $1,434,040,138
                                                                                --------------
                                                                                --------------
NET ASSET VALUE, offering and redemption price per
     share ($1,434,040,138 divided by 1,434,717,736
     outstanding shares of beneficial interest, $.01 par
     value, unlimited number of shares authorized) . . . .                               $1.00
                                                                                         -----
                                                                                         -----

   THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

SCUDDER CASH INVESTMENT TRUST


                             STATEMENT OF OPERATIONS


SIX MONTHS ENDED DECEMBER 31, 1995 (UNAUDITED)
-------------------------------------------------------------------------------
INVESTMENT INCOME

Interest  . . . . . . . . . . . . . . . . . . .                    $ 43,154,768


Expenses:
Management fee (Note B) . . . . . . . . . . . .       $ 3,046,291
Services to shareholders (Note B) . . . . . . .         2,618,312
Trustees' fees (Note B)   . . . . . . . . . . .            14,532
Custodian and accounting fees (Note B). . . . .           138,644
Reports to shareholders . . . . . . . . . . . .           205,934
State registration  . . . . . . . . . . . . . .            44,628
Legal . . . . . . . . . . . . . . . . . . . . .            18,016
Auditing  . . . . . . . . . . . . . . . . . . .            20,154
Other . . . . . . . . . . . . . . . . . . . . .            30,977     6,137,488
                                                      -------------------------
Net investment income . . . . . . . . . . . . .                      37,017,280
                                                                   ------------
NET UNREALIZED GAIN ON INVESTMENT TRANSACTIONS
Net unrealized appreciation on investments
     during the period  . . . . . . . . . . . .                         581,787
                                                                   ------------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS               $ 37,599,067
                                                                   ------------
                                                                   ------------


    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

                FINANCIAL STATEMENTS


                       STATEMENTS OF CHANGES IN NET ASSETS


                                                              SIX MONTHS
                                                                ENDED
                                                              DECEMBER 31,         YEAR ENDED
                                                                 1995               JUNE 30,
INCREASE (DECREASE) IN NET ASSETS                             (UNAUDITED)            1995
----------------------------------------------------------------------------------------------------
Operations:
Net investment income. . . . . . . . . . . . . . .          $   37,017,280     $    75,760,622
Net unrealized appreciation (depreciation)
     on investment  transactions during
     the period. . . . . . . . . . . . . . . . . .                 581,787          (1,328,106)
                                                            -----------------  ---------------
Net increase in net assets resulting
     from operations . . . . . . . . . . . . . . .              37,599,067          74,432,516
                                                            -----------------  ---------------
Distributions to shareholders from net
     investment income ($.025 and $.048
     per share, respectively)  . . . . . . . . . .             (37,017,280)        (75,760,622)
                                                            -----------------  ----------------
Fund share transactions at net asset
     value of $1.00 per share:
Shares sold  . . . . . . . . . . . . . . . . . . .             846,654,209       3,872,417,037
Net asset value of shares issued to
     shareholders in reinvestment of
     distributions . . . . . . . . . . . . . . . .              34,562,516          70,361,737
Shares redeemed. . . . . . . . . . . . . . . . . .            (968,030,352)     (3,851,655,789)
                                                            -----------------  ---------------
Net increase (decrease) in net assets from
     Fund share transactions . . . . . . . . . . .             (86,813,627)         91,122,985
                                                            --------------     ---------------
INCREASE (DECREASE) IN NET ASSETS  . . . . . . . .             (86,231,840)         89,794,879
Net assets at beginning of period  . . . . . . . .           1,520,271,978       1,430,477,099
                                                            -----------------  ---------------
NET ASSETS AT END OF PERIOD  . . . . . . . . . . .          $1,434,040,138     $ 1,520,271,978
                                                            -----------------  ---------------
                                                            -----------------  ---------------

    THE ACCOMPANYING NOTES ARE AN INTEGRAL PART OF THE FINANCIAL STATEMENTS.

FINANCIAL HIGHLIGHTS

THE FOLLOWING TABLE INCLUDES SELECTED DATA FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD AND OTHER PERFORMANCE INFORMATION DERIVED FROM THE FINANCIAL STATEMENTS.


                           SIX MONTHS
                              ENDED
                           DECEMBER 31,                          YEARS ENDED JUNE 30,
                               1995       -------------------------------------------------------------------------------
                           (UNAUDITED)     1995    1994     1993   1992    1991    1990    1989    1988    1987    1986
                            ---------     -------------------------------------------------------------------------------
Net asset value,
 beginning of
 period . . . . . . . . .     $1.000      $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000
                              ------      ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net investment
 income . . . . . . . . .       .025        .048    .027    .027    .047    .069    .080    .082    .064    .056    .071

Distributions from
 net investment
 income and
 net realized
 capital gains. . . . . .      (.025)      (.048)  (.027)  (.027)  (.047)  (.069)  (.080)  (.082)  (.064)  (.056)  (.071)
                              ------      ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
Net asset value,
 end of period  . . . . .     $1.000      $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000  $1.000
                              ------      ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
                              ------      ------  ------  ------  ------  ------  ------  ------  ------  ------  ------
TOTAL RETURN (%)  . . . .       2.53**      4.90    2.77    2.75    4.76    7.13    8.23    8.49    6.59    5.71    7.25

RATIOS AND
SUPPLEMENTAL
DATA

Net assets, end
 of period
 ($ millions) . . . . . .      1,434       1,520   1,430   1,119   1,361   1,736   1,644   1,563   1,370   1,144   1,104

Ratio of operating
 expenses to
 average daily net
 assets (%) . . . . . . .        .83*        .78     .82    .78      .70     .66     .67     .66     .68     .68     .65

Ratio of net
 investment
 income to
 average daily
 net assets (%) . . . . .       4.99*       4.84    2.78   2.72     4.58    6.91    7.93    8.21    6.44    5.55    7.01

 * Annualized

 **  Not annualized

                                   NOTES TO FINANCIAL STATEMENTS  (UNAUDITED)

A.  SIGNIFICANT ACCOUNTING POLICIES
-------------------------------------------------------------------------------

Scudder Cash Investment Trust (the "Fund") is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The policies described below are followed consistently by the Fund in the preparation of its financial statements in conformity with generally accepted accounting principles.


SECURITY VALUATION. Portfolio securities which have remaining maturities of sixty days or less are valued by the amortized cost method permitted in accordance with Rule 2a-7 under the Investment Company Act of 1940. Portfolio securities for which market quotations are readily available and which have remaining maturities of sixty-one days or more from the date of valuation are valued at the calculated mean between the over-the-counter bid and asked prices, using quotations supplied by independent registered broker/dealers. On the sixtieth day prior to maturity and thereafter until maturity, securities originally purchased with more than sixty days remaining to maturity are valued at amortized cost calculated daily, based upon the market valuation of the securities on the sixty-first day prior to maturity. Other securities are appraised at fair value as determined in good faith by or on behalf of the Trustees of the Fund. Repurchase agreements are valued at identified cost which, when combined with accrued interest receivable, approximates market.

REPURCHASE AGREEMENTS. The Fund may enter into repurchase agreements with certain banks and broker/dealers whereby the Fund, through its custodian, receives delivery of the underlying securities, the amount of which at the time of purchase and each subsequent business day is required to be maintained at such a level that the market value, depending on the maturity of the repurchase agreement and the underlying collateral, is equal to at least 100.5% of the resale price.

FEDERAL INCOME TAXES. The Fund's policy is to comply with the requirements of the Internal Revenue Code which are applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. The Fund accordingly paid no federal income taxes and no provision for federal income taxes was required.

DISTRIBUTION OF INCOME AND GAINS. All of the net investment income of the Fund is declared as a dividend to shareholders of record as of

SCUDDER CASH INVESTMENT TRUST

twelve o'clock noon on each business day and is paid to shareholders monthly. During any particular year, net realized gains from investment transactions, in excess of available capital loss carryforwards, would be taxable to the Fund if not distributed and, therefore, will be distributed to the shareholders. An additional distribution may be made to the extent necessary to avoid the payment of a four percent federal excise tax.

The Fund uses the specific identification method for determining realized gain or loss on investments for both financial and federal income tax reporting purposes.

OTHER. Investment transactions are accounted for on a trade-date basis (which in most instances is the same as the settlement date). Interest income is accrued pro rata to maturity. All premiums and discounts are amortized/accreted for both tax and financial reporting purposes.

B.  RELATED PARTIES

Under the Fund's Investment Advisory Agreement (the "Agreement") with Scudder Stevens & Clark, Inc. (the "Adviser"), the Fund agrees to pay the Adviser a fee equal to an annual rate of 0.50% of the first $250,000,000 of the Fund's average daily net assets, 0.45% of the next $250,000,000 of such net assets, 0.40% of the next $500,000,000 of such net assets and 0.35% of such net assets in excess of $1,000,000,000, computed and accrued daily and payable monthly.
As manager of the assets of the Fund, the Adviser directs the investments of the Fund in accordance with its investment objectives, policies, and restrictions. The Adviser determines the securities, instruments, and other contracts relating to investments to be purchased, sold or entered into by the Fund. In addition to portfolio management services, the Adviser provides certain administrative services in accordance with the Management Agreement. The Agreement also provides that if the Fund's expenses, exclusive of taxes, interest and extraordinary expenses, exceed specified limits, such excess, up to the amount of the management fee, will be paid by the Adviser. For the six months ended December 31, 1995, the fee pursuant to the Agreement amounted to $3,046,291 which was equivalent to an annual effective rate of 0.41% of the Fund's average daily net assets.

                                             NOTES TO FINANCIAL STATEMENTS

Scudder Service Corporation ("SSC"), a subsidiary of the Adviser, is the transfer, dividend paying and shareholder service agent for the Fund. For the six months ended December 31, 1995, the amount charged to the Fund by SSC aggregated $2,139,494, of which $563,398 is unpaid at December 31, 1995.

Scudder Fund Accounting Corporation ("SFAC"), a subsidiary of the Adviser, is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the Fund. For the six months ended December 31, 1995, the amount charged to the Fund by SFAC aggregated $52,796, of which $8,658 is unpaid at December 31, 1995.

The Fund pays each Trustee not affiliated with the Adviser $4,000 annually plus specified amounts for attended board and committee meetings. For the six months ended December 31, 1995, Trustees' fees aggregated $14,532.

SCUDDER CASH INVESTMENT TRUST
TAX INFORMATION

By now shareholders for whom year-end tax reporting is required by the IRS should have received their Form 1099-DIV and tax information letter from the Fund. For corporate shareholders no amount of the income dividends paid by the Fund qualified for the dividends received deduction.

In many states the amount of income distributed to you by the Fund which is derived from obligations of the U.S. Government may be exempt from state and local income taxes. Of the income dividends paid by the Fund for its calendar year ended December 31, 1994, 1.04% was derived from direct obligations of the U.S. Government, 19.88% from the Student Loan Marketing Association, and 1.60% from Federal Home Loan Bank.

Please consult a tax adviser if you have questions about federal or state income tax laws, or on how to prepare your tax returns. If you have specific questions about your Scudder Fund account, please call a Scudder Investor Relations Representative at 1-800-225-5163.

OFFICERS AND TRUSTEES

David S. Lee*
     President and Trustee

Cuyler W. Findlay*
     Vice President and Trustee

Dudley H. Ladd*
     Vice President and Trustee

Henry P. Becton, Jr.
     Trustee; President and
     General Manager, WGBH
     Educational Foundation

Dawn-Marie Driscoll
      Trustee; Attorney and
     Corporate Director

Peter B. Freeman
     Trustee; Corporate
     Director and Trustee

George M. Lovejoy, Jr.
     Trustee; President and
     Director, Fifty Associates

Stephen L. Akers*
     Vice President

Jerard K. Hartman*
     Vice President

Thomas W. Joseph*
     Vice President

Thomas F. McDonough*
     Vice President and Secretary

Pamela A. McGrath*
     Vice President and Treasurer

Robert T. Neff*
     Vice President

Edward J. O'Connell*
     Vice President and Assistant Treasurer

Coleen Downs Dinneen*
     Assistant Secretary

*Scudder, Stevens & Clark, Inc.

 INVESTMENT PRODUCTS AND SERVICES

 The Scudder Family of Funds

 -----------------------------------------------------------------------------------------------------------------
                Money Market                                        Income
                   Scudder Cash Investment Trust                       Scudder Emerging Markets Income Fund
                   Scudder U.S. Treasury Money Fund                    Scudder Global Bond Fund
                Tax Free Money Market+                                 Scudder GNMA Fund
                   Scudder Tax Free Money Fund                         Scudder Income Fund
                   Scudder California Tax Free Money Fund*             Scudder International Bond Fund
                   Scudder New York Tax Free Money Fund*               Scudder Short Term Bond Fund
                Tax Free+                                              Scudder Zero Coupon 2000 Fund
                   Scudder California Tax Free Fund*                Growth
                   Scudder High Yield Tax Free Fund                    Scudder Capital Growth Fund
                   Scudder Limited Term Tax Free Fund                  Scudder Development Fund
                   Scudder Managed Municipal Bonds                     Scudder Global Fund
                   Scudder Massachusetts Limited Term Tax Free Fund*   Scudder Global Small Company Fund
                   Scudder Massachusetts Tax Free Fund*                Scudder Gold Fund
                   Scudder Medium Term Tax Free Fund                   Scudder Greater Europe Growth Fund
                   Scudder New York Tax Free Fund*                     Scudder International Fund
                   Scudder Ohio Tax Free Fund*                         Scudder Latin America Fund
                   Scudder Pennsylvania Tax Free Fund*                 Scudder Pacific Opportunities Fund
                Growth and Income                                      Scudder Quality Growth Fund
                   Scudder Balanced Fund                               Scudder Small Company Value Fund
                   Scudder Growth and Income Fund                      Scudder Value Fund
                                                                       The Japan Fund
 Retirement Plans and Tax-Advantaged Investments
 -----------------------------------------------------------------------------------------------------------------
                   IRAs                                                403(b) Plans
                   Keogh Plans                                         SEP-IRAs
                   Scudder Horizon Plan+++* (a variable annuity)       Profit Sharing and Money Purchase
                   401(k) Plans                                            Pension Plans
 Closed-End Funds#
 -----------------------------------------------------------------------------------------------------------------
                   The Argentina Fund, Inc.                            The Latin America Dollar Income Fund, Inc.
                   The Brazil Fund, Inc.                               Montgomery Street Income Securities, Inc.
                   The First Iberian Fund, Inc.                        Scudder New Asia Fund, Inc.
                   The Korea Fund, Inc.                                Scudder New Europe Fund, Inc.
                                                                       Scudder World Income
                                                                           Opportunities Fund, Inc.
 Institutional Cash Management
 -----------------------------------------------------------------------------------------------------------------
                   Scudder Institutional Fund, Inc.                    Scudder Treasurers Trust(TM)++
                   Scudder Fund, Inc.
 -----------------------------------------------------------------------------------------------------------------

    For complete information on any of the above Scudder funds, including management fees and expenses, call or write for a free prospectus. Read it carefully before you invest or send money. +A portion of the income from the tax-free funds may be subject to federal, state, and local taxes. *Not available in all states. +++A no-load variable annuity contract provided by Charter National Life Insurance Company and its affiliate, offered by Scudder's insurance agencies, 1-800-225-2470. #These funds, advised by Scudder, Stevens & Clark, Inc. are traded on various stock exchanges. ++For information on Scudder Treasurers Trust,(TM) an institutional cash management service that utilizes certain portfolios of Scudder Fund, Inc. ($100,000 minimum), call 1-800-541-7703.

HOW TO CONTACT SCUDDER

 Account Service and Information
 -------------------------------------------------------------------------------------------------------------
                                         For existing account service and transactions
                                         SCUDDER INVESTOR RELATIONS
                                         1-800-225-5163

                                         For personalized information about your
                                         Scudder accounts; exchanges and
                                         redemptions; or information on any Scudder fund
                                         SCUDDER AUTOMATED INFORMATION LINE (SAIL)
                                         1-800-343-2890
 Investment Information
 -------------------------------------------------------------------------------------------------------------
                                         To receive information about the Scudder funds, for additional applications and prospectuses, or for investment questions
                                         SCUDDER INVESTOR RELATIONS
                                         1-800-225-2470

                                         For establishing 401(k) and 403(b) plans
                                         SCUDDER DEFINED CONTRIBUTION SERVICES
                                         1-800-323-6105
 Please address all correspondence to
 -------------------------------------------------------------------------------------------------------------
                                         THE SCUDDER FUNDS
                                         P.O. BOX 2291
                                         BOSTON, MASSACHUSETTS
                                         02107-2291
 Or stop by a Scudder Funds Center
 -------------------------------------------------------------------------------------------------------------
                                         Many shareholders enjoy the personal,
                                         one-on-one service of the Scudder Funds
                                         Centers. Check for a Funds Center near
                                         you--they can be found in the following
                                         cities:

                                         Boca Raton                            New York
                                         Boston                                Portland, OR
                                         Chicago                               San Diego
                                         Cincinnati                            San Francisco
                                         Los Angeles                           Scottsdale
 -------------------------------------------------------------------------------------------------------------
                                         For information on Scudder Trea-      For information on Scudder
                                         surers Trust,(TM) an institutional    Institutional Funds,* funds
                                         cash management service for           designed to meet the broad
                                         corporations, non-profit organiza-    investment management
                                         tions and trusts that uses certain    and service needs of banks
                                         portfolios of Scudder Fund, Inc.*     and other institutions, call
                                         ($100,000 minimum), call              1-800-854-8525.
                                         1-800-541-7703.
 -------------------------------------------------------------------------------------------------------------

    Scudder Investor Relations and Scudder Funds Centers are services provided through Scudder Investor Services, Inc., Distributor.

 * Contact Scudder Investor Services, Inc., Distributor, to receive a prospectus with more complete information, including management fees and expenses. Please read it carefully before you invest or send money.

Celebrating Over 75 Years of Serving Investors
-------------------------------------------------------------------------------

    Established in 1919 by Theodore Scudder, Sidney Stevens, and F. Haven Clark, Scudder, Stevens & Clark was the first independent investment counsel firm in the United States. Since its birth, Scudder's pioneering spirit and commitment to professional long-term investment management have helped shape the investment industry. In 1928, we introduced the nation's first no-load mutual fund. Today we offer 37 pure no load(TM) funds, including the first international mutual fund offered to U.S. investors.

    Over the years, Scudder's global investment perspective and dedication to research and fundamental investment disciplines have helped us become one of the largest and most respected investment managers in the world. Though times have changed since our beginnings, we remain committed to our long-standing principles: managing money with integrity and distinction; keeping the interests of our clients first; providing access to investments and markets that may not be easily available to individuals; and making investing as simple and convenient as possible through friendly, comprehensive service.